Net fee income	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Net fee income

4	Net fee income

	Half-year to
	30 Jun	30 Jun
	2024	2023
	£m	£m
Net fee income by product
Account services	166	169
Funds under management	234	208
Cards	25	29
Credit facilities	148	137
Broking income	208	167
Underwriting	147	138
Imports/exports	14	19
Remittances	52	55
Global custody	85	98
Corporate finance	33	35
Securities others – (including stock lending)	52	52
Trust income	26	27
Other	185	224
Fee income	1,375	1,358
Less: fee expense	(721)	(684)
Net fee income	654	674

Net fee income by global business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2024
Fee income	662	472	54	228	279	(320)	1,375
Less: fee expense	(789)	(109)	(50)	(12)	(75)	314	(721)
Net fee (expense)/income	(127)	363	4	216	204	(6)	654

Half-year to 30 Jun 2023
Fee income	670	446	70	216	279	(323)	1,358
Less: fee expense	(751)	(93)	(45)	(8)	(103)	316	(684)
Net fee (expense)/income	(81)	353	25	208	176	(7)	674